OFFICE PROPERTIES AND EQUIPMENT	6 Months Ended
Mar. 31, 2013
Property, Plant and Equipment [Abstract]
OFFICE PROPERTIES AND EQUIPMENT
7.
  OFFICE PROPERTIES AND EQUIPMENT

Office properties and equipment are summarized by major classifications as follows:

	March 31, 2013	September 30,
		2012	2011
	(unaudited)
	(Dollars in Thousands)
Land	$247	$247	$247
Buildings and improvements	2,577	2,565	2,565
Furniture and equipment	3,732	3,695	3,519
Automobiles	135	135	144
Total	6,691	6,642	6,475
Accumulated depreciation	(5,126)	(4,954)	(4,659)
Total office properties and equipment, net of accumulated depreciation	$1,565	$1,688	$1,816

Depreciation expense amounted to $172,000, $171,000, $345,000 and $342,000, for the six-months periods ended March 31, 2013 and 2012 (unaudited), and for the years ended September 30, 2012 and 2011, respectively.